Provision for tax, civil and labor losses and Judicial deposits (Details 4 - Textuals) R$ in Thousands		12 Months Ended
		Dec. 31, 2024 BRL (R$) NUMBER	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)
Disclosure of contingent liabilities [line items]
Indemnification asset	[1]	R$ 150,326	R$ 203,942
Interest rate basis		CDI
Reversals in Non Current Provision for Tax Civil and Labor Losses		R$ 387,573	15,384
Reversal of tax contingencies		102,431
Reversal of income tax and social conntribution		177,993	27
Reversal of idemnification asset		75,032
Interest Expenses on non current provision for tax civil and labor losses		168,634	(58,368)
Reversal of interest and fines	[2]	R$ 206,961	0	R$ 0
Number of legal and administrative lawsuits | NUMBER		68
Tax proceedings
Disclosure of contingent liabilities [line items]
Reversals in Non Current Provision for Tax Civil and Labor Losses	[3]	R$ 385,685	1,286
Interest Expenses on non current provision for tax civil and labor losses	[3]	R$ 180,104	(54,352)
Tax contingent liability [member]
Disclosure of contingent liabilities [line items]
Number of legal and administrative lawsuits | NUMBER		9
Legal and administrative lawsuits amount		R$ 4,466
Estimated financial effect of contingent liabilities		R$ 2,577
Contingent liability arising from post-employment benefit obligations [member]
Disclosure of contingent liabilities [line items]
Number of legal and administrative lawsuits | NUMBER		23
Legal and administrative lawsuits amount		R$ 20,375
Estimated financial effect of contingent liabilities		11,123
Cogna Group
Disclosure of contingent liabilities [line items]
Indemnification asset		1,456	1,347
Cogna Group | Somos Sistemas [Member]
Disclosure of contingent liabilities [line items]
Indemnification asset		R$ 150,326	R$ 203,942
Interest rate basis		CDI (Certificates of Interbank Deposits)
Cogna Group | Other contingent liabilities [member]
Disclosure of contingent liabilities [line items]
Number of legal and administrative lawsuits | NUMBER		33
Legal and administrative lawsuits amount		R$ 3,393
Estimated financial effect of contingent liabilities		R$ 10,183

[1]	Refers to an indemnification asset of the seller (Cogna) and recognized at the date of the business combination, of the acquisition of Somos, in order to indemnify the Company for all losses that may be incurred in connection with all contingencies or lawsuits, substantially tax proceedings related to business combinations in the amount of R$150,326 (R$203,942 on December 31, 2023). This asset is indexed to CDI (Certificates of Interbank Deposits).
[2]	As mentioned in note .a, the Company proceeded with the reversal of finance loss / interests from contingencies in the amount R$206,961, as a result of a change in the expected losses from proceedings to “remote”.
[3]	Primarily refers tax assessment notices issued by the tax authority to the "Predecessor," derived from disallowances of operational and financial expenses, as well as isolated fines related to the acquisition of the Anglo Group in 2010 and subsequent restructuring. In the year 2024, considering the analysis and opinion of legal advisors, the Company decided to partially reverse the amounts initially provisioned. Reversal amount of the R$ 385,685 considers: (i) R$ 102,431 related to the reversal of the principal portion (presented as note 25), (ii) R$ 177,993 related to reversal of the income tax and social contribution (presented as note 22.a), (iii) R$ 75,032 related to a reversal of the indemnification asset. Interest amount of the R$ 180,104 comprises R$ 206,961 related to the reversal of the interest and fines (presented as note 26).